Stock-Based Compensation (Details) - Summary Of The Weighted Average Assumptions Used In The Valuation Of Stock Options Granted - Incentive Stock Options And Non Qualified Stock Options [Member] - 2010 Plan [Member]
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	80.70%	58.00%
Risk-free interest rate	1.00%	0.10%
Expected dividend yield	0.00%	0.00%
Expected term (years)	6 years 1 month 6 days	6 years